Financial Risk Management - Narrative (Details) oz in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 $ / Ounce	Dec. 31, 2024 USD ($)	Jun. 28, 2024 oz
Gold
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Initial required amount to incremental production (in ounces) | oz			5.7
Credit Risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Sales proceeds received after delivery of product, percentage		90.00%
Price Risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Covenant required floor price (USD per ounce) | $ / Ounce	1,400
Bottom of Range | Credit Risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Sales proceeds received after delivery of product, percentage		97.00%
Top of Range | Credit Risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Sales proceeds received after delivery of product, percentage		99.50%
Senior Notes | Financial Liabilities at Amortised Cost, Category | Borrowings
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Aggregate principal amount		$ 447.2
Financial liabilities, carrying amount		$ 452.9